Other Financial Liabilities - Summary of Secured and Unsecured Liabilities by Company (Detail) - Secured And Unsecured Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Total	Total	Total
Credit Ratings On Debt Securities Description			Total
Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 271,665	$ 458,908	$ 501,608
Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	2,906,343	2,695,826	1,959,721
Less than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	53,976	260,443	102,839
More than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	217,689	198,465	398,769
One to two years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	334,762	317,703	334,329
Two to three years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	348,317	348,883	277,656
Three to four years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	428,550	165,035	248,201
Four to five years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	282,329	371,612	129,896
Over five years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 1,512,385	$ 1,492,593	$ 969,639
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos 1 Serie 19 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Brazil
Description of currency in which supplementary information is displayed	R$
Effective Interest Rate	7.87%
Nominal Interest Rate	6.18%
Credit Ratings On Debt Securities Description	No
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos 1 Serie 19 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 492
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos 1 Serie 19 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	180,184
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos1 Series17
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Brazil	Brazil
Description of currency in which supplementary information is displayed		R$	R$
Effective Interest Rate		14.87%		13.71%
Nominal Interest Rate		14.57%	13.89%
Credit Ratings On Debt Securities Description		No	No
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos1 Series17 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 15,440	$ 12,775
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos1 Series17 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 12,618
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos1 Series18
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Brazil	Brazil
Description of currency in which supplementary information is displayed		R$	R$
Effective Interest Rate		15.39%		14.69%
Nominal Interest Rate		15.04%	14.91%
Credit Ratings On Debt Securities Description		No	No
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos1 Series18 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 18,694	$ 2,789
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos1 Series18 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 30,694	$ 37,854
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie26
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Brazil	Brazil
Description of currency in which supplementary information is displayed		R$	R$
Effective Interest Rate		15.68%		13.55%
Nominal Interest Rate		11.69%	18.97%
Credit Ratings On Debt Securities Description		No	No
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie26 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 29,252	$ 23,439
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie26 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 26,960	$ 41,540
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie27
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Brazil	Brazil
Description of currency in which supplementary information is displayed		R$	R$
Effective Interest Rate		12.99%		15.35%
Nominal Interest Rate		10.00%	16.89%
Credit Ratings On Debt Securities Description		No	No
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie27 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 45,893	$ 3,178
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie27 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 83,642	$ 96,311
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie28
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Brazil	Brazil
Description of currency in which supplementary information is displayed		R$	R$
Effective Interest Rate		15.39%		14.69%
Nominal Interest Rate		15.04%	14.91%
Credit Ratings On Debt Securities Description		No	No
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie28 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 18,694	$ 2,789
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos2 Serie28 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		30,694	$ 37,854
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos1 Series16
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Brazil
Description of currency in which supplementary information is displayed			R$
Effective Interest Rate				13.66%
Nominal Interest Rate			13.75%
Credit Ratings On Debt Securities Description			No
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Bonos1 Series16 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 14,856
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Less than 90 Days [Member] | Bonos 1 Serie 19 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	492
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Less than 90 Days [Member] | Bonos1 Series17 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		93
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Less than 90 Days [Member] | Bonos1 Series18 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		3,347
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Less than 90 Days [Member] | Bonos2 Serie26 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		2,292
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Less than 90 Days [Member] | Bonos2 Serie27 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		4,013
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Less than 90 Days [Member] | Bonos2 Serie28 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		3,347
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | More than 90 Days [Member] | Bonos1 Series17 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		15,347	12,775
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | More than 90 Days [Member] | Bonos1 Series18 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		15,347	2,789
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | More than 90 Days [Member] | Bonos2 Serie26 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		26,960	23,439
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | More than 90 Days [Member] | Bonos2 Serie27 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		41,880	3,178
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | More than 90 Days [Member] | Bonos2 Serie28 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		15,347	2,789
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | More than 90 Days [Member] | Bonos1 Series16 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			14,856
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | One to two years [Member] | Bonos1 Series17 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			12,618
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | One to two years [Member] | Bonos1 Series18 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		15,347	12,618
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | One to two years [Member] | Bonos2 Serie26 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		26,960	20,770
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | One to two years [Member] | Bonos2 Serie27 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		41,851	31,899
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | One to two years [Member] | Bonos2 Serie28 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		15,347	12,618
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Two to three years [Member] | Bonos 1 Serie 19 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 180,184
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Two to three years [Member] | Bonos1 Series18 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		15,347	12,618
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Two to three years [Member] | Bonos2 Serie26 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			20,770
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Two to three years [Member] | Bonos2 Serie27 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		41,791	32,231
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Two to three years [Member] | Bonos2 Serie28 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 15,347	12,618
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Three to four years [Member] | Bonos1 Series18 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			12,618
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Three to four years [Member] | Bonos2 Serie27 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			32,181
Brazil [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A | Three to four years [Member] | Bonos2 Serie28 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 12,618
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Itau 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Country	Brazil	Brazil
Description of currency in which supplementary information is displayed	R$	R$
Effective Interest Rate	9.46%	14.88%
Nominal Interest Rate	9.40%	14.68%
Credit Ratings On Debt Securities Description	No	No
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Itau 2 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 44,035	$ 44,188
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Itau 2 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		43,023
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Itau 1 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign		Foreign
Country	Brazil		Brazil
Description of currency in which supplementary information is displayed	R$		R$
Effective Interest Rate	7.64%			13.77%
Nominal Interest Rate	6.07%		13.99%
Credit Ratings On Debt Securities Description	No		No
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Itau 1 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 282		$ 13,520
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Itau 1 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 149,663
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Itau2 One
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Brazil
Description of currency in which supplementary information is displayed	R$
Effective Interest Rate	9.33%
Nominal Interest Rate	7.75%
Credit Ratings On Debt Securities Description	No
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Itau2 One | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 94
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Less than 90 Days [Member] | Itau 2 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	568	1,167
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Less than 90 Days [Member] | Itau 1 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	282
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Less than 90 Days [Member] | Itau2 One | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	94
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | More than 90 Days [Member] | Itau 2 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	43,467	43,021
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | More than 90 Days [Member] | Itau 1 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 13,520
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | One to two years [Member] | Itau 2 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 43,023
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Three to four years [Member] | Itau 1 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	52,152
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Four to five years [Member] | Itau 1 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	52,602
Brazil [Member] | Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Over five years [Member] | Itau 1 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 44,909
Brazil [Member] | Coelce S.A. [Member] | Itau 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Brazil
Description of currency in which supplementary information is displayed			R$
Effective Interest Rate				17.07%
Nominal Interest Rate			17.79%
Credit Ratings On Debt Securities Description			No
Brazil [Member] | Coelce S.A. [Member] | Itau 2 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 34,588
Brazil [Member] | Coelce S.A. [Member] | Itau 2 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			66,180
Brazil [Member] | Coelce S.A. [Member] | More than 90 Days [Member] | Itau 2 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			34,588
Brazil [Member] | Coelce S.A. [Member] | One to two years [Member] | Itau 2 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			33,126
Brazil [Member] | Coelce S.A. [Member] | Two to three years [Member] | Itau 2 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 33,054
Colombia [Member] | Codensa [Member] | B103 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	9.90%	11.84%		12.29%
Nominal Interest Rate	9.55%	11.35%	11.76%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Codensa [Member] | B103 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 26,946	$ 174	$ 170
Colombia [Member] | Codensa [Member] | B103 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 26,578	$ 25,187
Colombia [Member] | Codensa [Member] | Bonos B12-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	9.12%	11.05%		11.50%
Nominal Interest Rate	8.82%	10.62%	11.03%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Codensa [Member] | Bonos B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 736	$ 878	$ 865
Colombia [Member] | Codensa [Member] | Bonos B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 64,765	$ 64,233	$ 60,871
Colombia [Member] | Codensa [Member] | Bonos B5-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	8.20%	10.11%		10.56%
Nominal Interest Rate	7.96%	9.75%	10.17%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Codensa [Member] | Bonos B5-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 61,477	$ 758	$ 749
Colombia [Member] | Codensa [Member] | Bonos B5-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 60,352	$ 57,193
Colombia [Member] | Codensa [Member] | Bonos B7-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	7.80%	9.70%		10.15%
Nominal Interest Rate	7.58%	9.36%	9.78%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Codensa [Member] | Bonos B7-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 90	$ 110	$ 109
Colombia [Member] | Codensa [Member] | Bonos B7-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 61,972	$ 61,462	$ 58,245
Colombia [Member] | Codensa [Member] | Bonos E4-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Country	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$
Effective Interest Rate	7.70%	7.70%
Nominal Interest Rate	7.49%	7.49%
Credit Ratings On Debt Securities Description	No	No
Colombia [Member] | Codensa [Member] | Bonos E4-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 105	$ 104
Colombia [Member] | Codensa [Member] | Bonos E4-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 30,148	$ 29,900
Colombia [Member] | Codensa [Member] | Bonos E2-17 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Colombia
Description of currency in which supplementary information is displayed	CP$
Effective Interest Rate	7.04%
Nominal Interest Rate	6.86%
Credit Ratings On Debt Securities Description	No
Colombia [Member] | Codensa [Member] | Bonos E2-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 232
Colombia [Member] | Codensa [Member] | Bonos E2-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 53,597
Colombia [Member] | Codensa [Member] | Bonos E5-17 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Colombia
Description of currency in which supplementary information is displayed	CP$
Effective Interest Rate	7.39%
Nominal Interest Rate	7.39%
Credit Ratings On Debt Securities Description	No
Colombia [Member] | Codensa [Member] | Bonos E5-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 5,457
Colombia [Member] | Codensa [Member] | Bonos E5-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 90,445
Colombia [Member] | Codensa [Member] | Bonos E7-17 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Colombia
Description of currency in which supplementary information is displayed	CP$
Effective Interest Rate	6.46%
Nominal Interest Rate	6.31%
Credit Ratings On Debt Securities Description	No
Colombia [Member] | Codensa [Member] | Bonos E7-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 278
Colombia [Member] | Codensa [Member] | Bonos E7-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	66,996
Colombia [Member] | Codensa [Member] | B102 Tramo1
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Colombia	Colombia
Description of currency in which supplementary information is displayed		CP$	CP$
Effective Interest Rate		11.58%		12.03%
Nominal Interest Rate		11.10%	11.52%
Credit Ratings On Debt Securities Description		No	No
Colombia [Member] | Codensa [Member] | B102 Tramo1 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 49,081	$ 676
Colombia [Member] | Codensa [Member] | B102 Tramo1 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 123,122
Colombia [Member] | Codensa [Member] | B102 Tramo2
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Country		Colombia
Description of currency in which supplementary information is displayed		CP$
Effective Interest Rate		11.58%
Nominal Interest Rate		11.10%
Credit Ratings On Debt Securities Description		No
Colombia [Member] | Codensa [Member] | B102 Tramo2 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 81,649
Colombia [Member] | Codensa [Member] | B604
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Colombia
Description of currency in which supplementary information is displayed			CP$
Effective Interest Rate				10.56%
Nominal Interest Rate			10.17%
Credit Ratings On Debt Securities Description			No
Colombia [Member] | Codensa [Member] | B604 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 46,224
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | B103 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	147	174	170
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | Bonos B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	736	878	865
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | Bonos B5-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	624	758	749
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | Bonos B7-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	90	110	109
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | Bonos E4-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	105	104
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | Bonos E2-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	232
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | Bonos E5-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	5,457
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | Bonos E7-17 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	278
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | B102 Tramo1 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		49,081	676
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | B102 Tramo2 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		81,649
Colombia [Member] | Codensa [Member] | Less than 90 Days [Member] | B604 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			46,224
Colombia [Member] | Codensa [Member] | More than 90 Days [Member] | B103 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	26,799
Colombia [Member] | Codensa [Member] | More than 90 Days [Member] | Bonos B5-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	60,853
Colombia [Member] | Codensa [Member] | One to two years [Member] | B103 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		26,578
Colombia [Member] | Codensa [Member] | One to two years [Member] | Bonos B5-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		60,352
Colombia [Member] | Codensa [Member] | One to two years [Member] | Bonos E2-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	53,597
Colombia [Member] | Codensa [Member] | One to two years [Member] | B102 Tramo1 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			123,122
Colombia [Member] | Codensa [Member] | Two to three years [Member] | B103 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			25,187
Colombia [Member] | Codensa [Member] | Two to three years [Member] | Bonos B5-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			57,193
Colombia [Member] | Codensa [Member] | Two to three years [Member] | Bonos E4-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	30,148
Colombia [Member] | Codensa [Member] | Three to four years [Member] | Bonos B7-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	61,972
Colombia [Member] | Codensa [Member] | Three to four years [Member] | Bonos E4-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		29,900
Colombia [Member] | Codensa [Member] | Four to five years [Member] | Bonos B7-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		61,462
Colombia [Member] | Codensa [Member] | Four to five years [Member] | Bonos E5-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	90,445
Colombia [Member] | Codensa [Member] | Over five years [Member] | Bonos B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	64,765	$ 64,233	60,871
Colombia [Member] | Codensa [Member] | Over five years [Member] | Bonos B7-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 58,245
Colombia [Member] | Codensa [Member] | Over five years [Member] | Bonos E7-17 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 66,996
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B09-09 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	10.53%	12.21%		12.67%
Nominal Interest Rate	10.05%	11.69%	12.11%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B09-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 74,895	$ 2,113	$ 2,074
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B09-09 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 72,492	$ 68,690
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B10 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	10.40%	12.08%		12.54%
Nominal Interest Rate	9.94%	11.57%	11.99%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B10 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 732	$ 860	$ 844
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 53,617	$ 53,176	$ 50,388
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B12 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	11.60%	12.42%		12.88%
Nominal Interest Rate	11.02%	11.88%	12.30%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B12 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 754	$ 882	$ 865
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B12 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 30,008	$ 29,761	$ 28,200
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B15 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	10.73%	12.41%		12.87%
Nominal Interest Rate	10.23%	11.88%	12.29%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 262	$ 306	$ 300
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 18,592	$ 18,439	$ 17,472
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B6-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	9.65%	10.46%		10.91%
Nominal Interest Rate	9.25%	10.07%	10.49%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 79	$ 95	$ 94
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 16,556	$ 16,418	$ 15,556
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B6-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	8.78%	9.58%		10.03%
Nominal Interest Rate	8.44%	9.26%	9.67%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B6-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 347	$ 426	$ 422
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 36,827	$ 36,519	$ 34,602
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Exterior [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	9.11%	10.17%		10.17%
Nominal Interest Rate	9.11%	10.17%	10.17%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Exterior [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 2,567	$ 2,842	$ 19,355
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Exterior [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 30,148	$ 29,900	$ 27,274
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	9.11%	10.17%		10.17%
Nominal Interest Rate	9.11%	10.17%	10.17%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 18,449	$ 20,424	$ 2,693
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 215,859	$ 213,934	$ 203,624
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B10 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	8.04%	9.69%		10.13%
Nominal Interest Rate	7.76%	9.35%	9.77%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B10 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 387	$ 485	$ 480
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 100,429	$ 99,594	$ 94,374
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B10-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	9.21%	10.02%		10.46%
Nominal Interest Rate	8.84%	9.66%	10.08%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B10-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 620	$ 754	$ 746
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B10-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 62,393	$ 61,875	$ 58,633
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B12-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	10.44%	11.26%		11.71%
Nominal Interest Rate	9.97%	10.81%	11.23%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 631	$ 750	$ 738
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 121,522	$ 120,517	$ 114,204
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B15 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	8.17%	9.82%		10.26%
Nominal Interest Rate	7.88%	9.47%	9.89%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 268	$ 328	$ 324
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 66,939	$ 66,386	$ 62,909
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B16-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	9.54%	10.36%		10.81%
Nominal Interest Rate	9.15%	9.98%	10.39%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B16-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 562	$ 679	$ 670
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B16-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 54,471	$ 53,937	$ 51,112
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B6-13 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	9.65%	10.46%		10.91%
Nominal Interest Rate	9.25%	10.07%	10.49%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 243	$ 294	$ 290
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 51,077	$ 50,651	$ 47,993
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B6-14 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Country	Colombia	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$	CP$
Effective Interest Rate	8.78%	9.58%		10.03%
Nominal Interest Rate	8.44%	9.26%	9.67%
Credit Ratings On Debt Securities Description	No	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B6-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 413	$ 508	$ 503
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos Quimbo B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 43,881	$ 43,514	$ 41,230
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B3-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Country	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$
Effective Interest Rate	8.85%	9.66%
Nominal Interest Rate	8.51%	9.33%
Credit Ratings On Debt Securities Description	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B3-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 829	$ 1,017
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B3-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 78,626	$ 77,952
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B7-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Country	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$
Effective Interest Rate	10.11%	10.93%
Nominal Interest Rate	9.67%	10.51%
Credit Ratings On Debt Securities Description	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B7-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 1,184	$ 1,415
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 97,083	$ 96,273
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos E7-16 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign
Country	Colombia	Colombia
Description of currency in which supplementary information is displayed	CP$	CP$
Effective Interest Rate	7.38%	7.59%
Nominal Interest Rate	7.38%	7.38%
Credit Ratings On Debt Securities Description	No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos E7-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 102	$ 102
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos E7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	100,373	$ 99,535
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B103
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Colombia	Colombia
Description of currency in which supplementary information is displayed		CP$	CP$
Effective Interest Rate		11.42%		11.87%
Nominal Interest Rate		10.86%	11.87%
Credit Ratings On Debt Securities Description		No	No
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B103 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 62,062	$ 5,482
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Bonos B103 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			53,517
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B09-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	1,802	2,113	2,074
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B10 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	732	860	844
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B12 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	754	882	865
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	262	306	300
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	79	95	94
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B6-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	347	426	422
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Exterior [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	2,567	2,842	19,355
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Quimbo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	18,449	20,424	2,693
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Quimbo B10 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	387	485	480
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Quimbo B10-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	620	754	746
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Quimbo B12-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	631	750	738
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Quimbo B15 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	268	328	324
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Quimbo B16-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	562	679	670
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Quimbo B6-13 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	243	294	290
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos Quimbo B6-14 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	413	508	503
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B3-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	829	1,017
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B7-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	1,184	1,415
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos E7-16 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	102	102
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Less than 90 Days [Member] | Bonos B103 | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		62,062	5,482
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | More than 90 Days [Member] | Bonos B09-09 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	73,093
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | One to two years [Member] | Bonos B09-09 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		72,492
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | One to two years [Member] | Bonos B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	53,617
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | One to two years [Member] | Bonos B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	16,556
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | One to two years [Member] | Bonos Quimbo B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	51,077
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | One to two years [Member] | Bonos B3-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	78,626
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | One to two years [Member] | Bonos B103 | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			53,517
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Two to three years [Member] | Bonos B09-09 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			68,690
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Two to three years [Member] | Bonos B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		53,176
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Two to three years [Member] | Bonos B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		16,418
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Two to three years [Member] | Bonos B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	36,827
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Two to three years [Member] | Bonos Quimbo B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		50,651
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Two to three years [Member] | Bonos Quimbo B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	43,881
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Two to three years [Member] | Bonos B3-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		77,952
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Three to four years [Member] | Bonos B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			50,388
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Three to four years [Member] | Bonos B12 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	30,008
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Three to four years [Member] | Bonos B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			15,556
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Three to four years [Member] | Bonos B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		36,519
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Three to four years [Member] | Bonos Exterior [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	30,148
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Three to four years [Member] | Bonos Quimbo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	215,859
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Three to four years [Member] | Bonos Quimbo B6-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			47,993
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Three to four years [Member] | Bonos Quimbo B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		43,514
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Four to five years [Member] | Bonos B12 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		29,761
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Four to five years [Member] | Bonos B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			34,602
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Four to five years [Member] | Bonos Exterior [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		29,900
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Four to five years [Member] | Bonos Quimbo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		213,934
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Four to five years [Member] | Bonos Quimbo B6-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			41,230
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Four to five years [Member] | Bonos E7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	100,373
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos B12 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			28,200
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	18,592	18,439	17,472
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos Exterior [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			27,274
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos Quimbo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			203,624
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos Quimbo B10 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	100,429	99,594	94,374
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos Quimbo B10-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	62,393	61,875	58,633
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos Quimbo B12-13 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	121,522	120,517	114,204
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos Quimbo B15 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	66,939	66,386	62,909
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos Quimbo B16-14 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	54,471	53,937	$ 51,112
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos B7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 97,083	96,273
Colombia [Member] | Emgesa S.A. E.S.P. [Member] | Over five years [Member] | Bonos E7-16 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 99,535
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.41%
Nominal Interest Rate	6.31%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 12
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 7,717
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.38%
Nominal Interest Rate	6.28%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 238
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 7,717
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Two [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	US$
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Two [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 274
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Two [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 10,016
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Three [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	US$
Effective Interest Rate	7.93%
Nominal Interest Rate	7.78%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Three [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 283
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Continental Three [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 8,179
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	US$
Effective Interest Rate	5.87%
Nominal Interest Rate	5.78%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 145
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 10,016
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	US$
Effective Interest Rate	6.57%
Nominal Interest Rate	6.47%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 10,290
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	238
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Two [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	274
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Continental Three [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	283
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	145
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Less than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	10,290
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | More than 90 Days [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	12
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | One to two years [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	7,717
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | One to two years [Member] | Banco Continental Three [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	8,179
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Two to three years [Member] | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	10,016
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Four to five years [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	7,717
Peru [Member] | Enel Generacion Peru S.A. (ex Edegel S.A.A.) [Member] | Over five years [Member] | Banco Continental Two [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 10,016
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | AFP Prima [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	7.44%
Nominal Interest Rate	7.30%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | AFP Prima [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 275
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | AFP Prima [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 9,261
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | FCR - Macrofondo [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	5.56%
Nominal Interest Rate	5.49%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | FCR - Macrofondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 303
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | FCR - Macrofondo [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	7.03%
Nominal Interest Rate	6.91%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | FCR - Macrofondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 200
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 6,173
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro Cia de Seguros [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.28%
Nominal Interest Rate	6.19%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro Cia de Seguros [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 166
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Interseguro Cia de Seguros [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 12,347
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.06%
Nominal Interest Rate	5.97%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 130
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.50%
Nominal Interest Rate	6.40%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 111
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	5.00%
Nominal Interest Rate	4.94%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 91
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 12,347
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	5.13%
Nominal Interest Rate	5.06%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 341
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	5.72%
Nominal Interest Rate	5.64%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 230
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 30,867
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	7.28%
Nominal Interest Rate	7.15%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 281
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 10,958
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.75%
Nominal Interest Rate	6.64%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 368
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	7.38%
Nominal Interest Rate	7.24%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 159
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 18,520
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.78%
Nominal Interest Rate	6.67%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 459
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 30,867
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.34%
Nominal Interest Rate	6.25%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 59
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 18,520
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	5.84%
Nominal Interest Rate	5.76%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 90
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 30,867
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.34%
Nominal Interest Rate	6.25%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 444
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 24,693
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.13%
Nominal Interest Rate	6.03%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 603
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 21,607
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	8.13%
Nominal Interest Rate	7.97%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 502
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 21,607
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.09%
Nominal Interest Rate	6.00%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 909
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 30,867
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Country	Perú
Description of currency in which supplementary information is displayed	PS$
Effective Interest Rate	6.00%
Nominal Interest Rate	5.91%
Credit Ratings On Debt Securities Description	No
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 291
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	22,349
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | AFP Prima [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	275
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | FCR - Macrofondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	303
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | FCR - Macrofondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	200
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	130
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	341
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	281
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	368
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	603
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	909
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Interseguro Cia de Seguros [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	166
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	111
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	91
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	230
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	159
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	459
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	59
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	90
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	444
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	502
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	291
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | One to two years [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	6,173
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | One to two years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	30,867
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | One to two years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	21,607
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Two to three years [Member] | AFP Prima [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	9,261
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Two to three years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Two to three years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Three to four years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	30,867
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Four to five years [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Four to five years [Member] | Interseguro Cia de Seguros [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	12,347
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	12,347
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	15,433
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	30,867
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	10,958
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	18,520
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	18,520
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	24,693
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	21,607
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	30,867
Peru [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 22,349
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.41%		6.41%
Nominal Interest Rate		6.31%	6.31%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 12	$ 12
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 7,436	$ 7,335
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.38%		6.38%
Nominal Interest Rate		6.28%	6.28%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 230
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 7,436	$ 7,335
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental Two [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		US$	US$
Effective Interest Rate		6.44%		6.44%
Nominal Interest Rate		6.34%	6.34%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental Two [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 273	$ 274
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental Two [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 9,994	$ 10,014
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental Three [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		US$	US$
Effective Interest Rate		7.93%		7.93%
Nominal Interest Rate		7.78%	7.78%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental Three [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 282	$ 283
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Continental Three [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 8,161	$ 8,178
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		US$	US$
Effective Interest Rate		5.86%		6.73%
Nominal Interest Rate		5.78%	6.63%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 144	$ 10,318
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 9,994
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		US$	US$
Effective Interest Rate		6.57%		6.09%
Nominal Interest Rate		6.47%	6.09%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 273	$ 10,179
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		9,994
Peru [Member] | Enel Generacion Peru S.A. [Member] | AFP Prima [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Perú
Description of currency in which supplementary information is displayed			PS$
Effective Interest Rate				7.13%
Nominal Interest Rate			7.00%
Credit Ratings On Debt Securities Description			No
Peru [Member] | Enel Generacion Peru S.A. [Member] | AFP Prima [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 7,360
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank Two
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Perú
Description of currency in which supplementary information is displayed			US$
Effective Interest Rate				5.86%
Nominal Interest Rate			5.78%
Credit Ratings On Debt Securities Description			No
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank Two | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 145
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank Two | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 10,014
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank Three
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Perú
Description of currency in which supplementary information is displayed			US$
Effective Interest Rate				6.57%
Nominal Interest Rate			6.47%
Credit Ratings On Debt Securities Description			No
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank Three | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 274
Peru [Member] | Enel Generacion Peru S.A. [Member] | Banco Scotiabank Three | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 10,014
Peru [Member] | Enel Generacion Peru S.A. [Member] | A F P Horizonte
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Perú
Description of currency in which supplementary information is displayed			PS$
Effective Interest Rate				7.22%
Nominal Interest Rate			7.09%
Credit Ratings On Debt Securities Description			No
Peru [Member] | Enel Generacion Peru S.A. [Member] | A F P Horizonte | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 4,507
Peru [Member] | Enel Generacion Peru S.A. [Member] | A F P Integra
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Perú
Description of currency in which supplementary information is displayed			PS$
Effective Interest Rate				8.16%
Nominal Interest Rate			8.00%
Credit Ratings On Debt Securities Description			No
Peru [Member] | Enel Generacion Peru S.A. [Member] | A F P Integra | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 5,491
Peru [Member] | Enel Generacion Peru S.A. [Member] | A F P Integra One
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Perú
Description of currency in which supplementary information is displayed			PS$
Effective Interest Rate				8.00%
Nominal Interest Rate			7.85%
Credit Ratings On Debt Securities Description			No
Peru [Member] | Enel Generacion Peru S.A. [Member] | A F P Integra One | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 8,245
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		230
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | Banco Continental Two [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		273	274
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | Banco Continental Three [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		282	283
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		144	304
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		273	165
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | Banco Scotiabank Two | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			145
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | Banco Scotiabank Three | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			274
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | A F P Horizonte | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			106
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | A F P Integra | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			5,491
Peru [Member] | Enel Generacion Peru S.A. [Member] | Less than 90 Days [Member] | A F P Integra One | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			8,245
Peru [Member] | Enel Generacion Peru S.A. [Member] | More than 90 Days [Member] | Banco Continental [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		12	12
Peru [Member] | Enel Generacion Peru S.A. [Member] | More than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			10,014
Peru [Member] | Enel Generacion Peru S.A. [Member] | More than 90 Days [Member] | Banco Scotiabank [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			10,014
Peru [Member] | Enel Generacion Peru S.A. [Member] | More than 90 Days [Member] | AFP Prima [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			7,360
Peru [Member] | Enel Generacion Peru S.A. [Member] | More than 90 Days [Member] | A F P Horizonte | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			4,401
Peru [Member] | Enel Generacion Peru S.A. [Member] | One to two years [Member] | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		9,994
Peru [Member] | Enel Generacion Peru S.A. [Member] | Two to three years [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		7,436
Peru [Member] | Enel Generacion Peru S.A. [Member] | Two to three years [Member] | Banco Continental Three [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		8,161
Peru [Member] | Enel Generacion Peru S.A. [Member] | Two to three years [Member] | Banco Scotiabank Three | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			10,014
Peru [Member] | Enel Generacion Peru S.A. [Member] | Three to four years [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			7,335
Peru [Member] | Enel Generacion Peru S.A. [Member] | Three to four years [Member] | Banco Continental Three [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			8,178
Peru [Member] | Enel Generacion Peru S.A. [Member] | Three to four years [Member] | Banco Scotiabank [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		9,994
Peru [Member] | Enel Generacion Peru S.A. [Member] | Four to five years [Member] | Banco Scotiabank Two | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			10,014
Peru [Member] | Enel Generacion Peru S.A. [Member] | Over five years [Member] | Banco Continental [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		7,436	7,335
Peru [Member] | Enel Generacion Peru S.A. [Member] | Over five years [Member] | Banco Continental Two [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 9,994	$ 10,014
Peru [Member] | Enel Distribucion Peru S.A. [Member] | AFP Prima [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Country		Perú
Description of currency in which supplementary information is displayed		PS$
Effective Interest Rate		7.44%
Nominal Interest Rate		7.30%
Credit Ratings On Debt Securities Description		No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | AFP Prima [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 265
Peru [Member] | Enel Distribucion Peru S.A. [Member] | AFP Prima [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 8,923
Peru [Member] | Enel Distribucion Peru S.A. [Member] | FCR - Macrofondo [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		5.56%		5.56%
Nominal Interest Rate		5.49%	5.49%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | FCR - Macrofondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 292	$ 288
Peru [Member] | Enel Distribucion Peru S.A. [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 14,872	$ 14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | FCR - Macrofondo [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		7.03%		7.03%
Nominal Interest Rate		6.91%	6.91%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | FCR - Macrofondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 193	$ 190
Peru [Member] | Enel Distribucion Peru S.A. [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 5,949	$ 5,868
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Interseguro Cia de Seguros [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.28%		6.28%
Nominal Interest Rate		6.19%	6.19%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Interseguro Cia de Seguros [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 160	$ 158
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Interseguro Cia de Seguros [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 11,898	$ 11,737
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.06%		6.06%
Nominal Interest Rate		5.97%	5.97%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 125	$ 124
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 14,872	$ 14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.50%		6.50%
Nominal Interest Rate		6.40%	6.40%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 6,011	$ 61
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 5,868
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		7.06%		7.06%
Nominal Interest Rate		6.94%	6.94%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 9,054	$ 130
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 8,802
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		5.00%		5.00%
Nominal Interest Rate		4.94%	4.94%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 88	$ 86
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 11,898	$ 11,737
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		5.13%		5.13%
Nominal Interest Rate		5.06%	5.06%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 328	$ 324
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 14,872	$ 14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.75%		6.75%
Nominal Interest Rate		6.64%	6.64%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 354	$ 349
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 14,872	$ 14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		7.28%		7.28%
Nominal Interest Rate		7.15%	7.15%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 271	$ 268
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 10,559	$ 10,416
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.50%		6.50%
Nominal Interest Rate		6.40%	6.40%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 107	$ 106
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 14,872	$ 14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		7.38%		7.38%
Nominal Interest Rate		7.24%	7.24%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 146	$ 144
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 17,846	$ 17,605
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.78%		6.78%
Nominal Interest Rate		6.67%	6.67%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 443	$ 437
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 29,744	$ 29,342
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.34%		6.34%
Nominal Interest Rate		6.25%	6.25%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 57	$ 56
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 17,846	$ 17,605
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		5.84%		5.84%
Nominal Interest Rate		5.76%	5.76%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 87	$ 85
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 29,744	$ 29,342
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.34%		6.34%
Nominal Interest Rate		6.25%	6.25%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 428	$ 429
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 23,795	$ 23,473
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		4.81%		4.81%
Nominal Interest Rate		4.76%	4.76%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 14,780	$ 196
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 14,377
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign	Foreign
Country		Perú	Perú
Description of currency in which supplementary information is displayed		PS$	PS$
Effective Interest Rate		6.13%		6.13%
Nominal Interest Rate		6.03%	6.03%
Credit Ratings On Debt Securities Description		No	No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 581	$ 573
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 20,821	$ 20,539
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Country		Perú
Description of currency in which supplementary information is displayed		PS$
Effective Interest Rate		5.96%
Nominal Interest Rate		5.87%
Credit Ratings On Debt Securities Description		No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 11,091
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Sixteen
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Country		Perú
Description of currency in which supplementary information is displayed		PS$
Effective Interest Rate		8.13%
Nominal Interest Rate		7.97%
Credit Ratings On Debt Securities Description		No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Sixteen | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 484
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Sixteen | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 20,821
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Seventeen
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Country		Perú
Description of currency in which supplementary information is displayed		PS$
Effective Interest Rate		6.09%
Nominal Interest Rate		6.00%
Credit Ratings On Debt Securities Description		No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Seventeen | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 876
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Seventeen | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 29,744
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Eighteen
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Country		Perú
Description of currency in which supplementary information is displayed		PS$
Effective Interest Rate		6.00%
Nominal Interest Rate		5.91%
Credit Ratings On Debt Securities Description		No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Eighteen | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 280
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Rimac Internacional Eighteen | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		21,536
Peru [Member] | Enel Distribucion Peru S.A. [Member] | A F P Prima One
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			Foreign
Country			Perú
Description of currency in which supplementary information is displayed			PS$
Effective Interest Rate				7.44%
Nominal Interest Rate			7.30%
Credit Ratings On Debt Securities Description			No
Peru [Member] | Enel Distribucion Peru S.A. [Member] | A F P Prima One | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 262
Peru [Member] | Enel Distribucion Peru S.A. [Member] | A F P Prima One | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			8,802
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | AFP Prima [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		265
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | FCR - Macrofondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		292	288
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | FCR - Macrofondo [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		193	190
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		328	324
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		354	349
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		271	268
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		443
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		428	429
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			196
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		581	573
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		11,091
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional Sixteen | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		484
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional Seventeen | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		876
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | Rimac Internacional Eighteen | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		280
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Less than 90 Days [Member] | A F P Prima One | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			262
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Interseguro Cia de Seguros [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		160	158
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		125	124
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		6,011	61
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		9,054	130
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		88	86
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		107	106
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		146	144
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			437
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		57	56
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		87	85
Peru [Member] | Enel Distribucion Peru S.A. [Member] | More than 90 Days [Member] | Rimac Internacional [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		14,780
Peru [Member] | Enel Distribucion Peru S.A. [Member] | One to two years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			5,868
Peru [Member] | Enel Distribucion Peru S.A. [Member] | One to two years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			8,802
Peru [Member] | Enel Distribucion Peru S.A. [Member] | One to two years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			14,377
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Two to three years [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		5,949
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Two to three years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		29,744
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Two to three years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		20,821
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Three to four years [Member] | AFP Prima [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		8,923
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Three to four years [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			5,868
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Three to four years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		14,872
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Three to four years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		14,872
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Three to four years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			29,342
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Three to four years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			20,539
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Four to five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Four to five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Four to five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		29,744
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Four to five years [Member] | A F P Prima One | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			8,802
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | FCR - Macrofondo [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		14,872	14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Interseguro Cia de Seguros [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		11,898	11,737
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		14,872	14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		11,898	11,737
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		14,872	14,671
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		10,559	10,416
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		17,846	17,605
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			29,342
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		17,846	17,605
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		23,795	$ 23,473
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional Sixteen | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		20,821
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional Seventeen | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		29,744
Peru [Member] | Enel Distribucion Peru S.A. [Member] | Over five years [Member] | Rimac Internacional Eighteen | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 21,536
Chile [Member] | Enel Américas S.A. [Member] | Bonos UF 269 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	94.271.00-3	94.271.00-3	94.271.00-3
Country	Chile	Chile	Chile
Description of currency in which supplementary information is displayed	U.F.	U.F.	U.F.
Effective Interest Rate	7.02%	7.02%		7.02%
Nominal Interest Rate	5.75%	5.75%	5.75%
Credit Ratings On Debt Securities Description	No	No	No
Chile [Member] | Enel Américas S.A. [Member] | Bonos UF 269 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 6,458	$ 5,531	$ 4,812
Chile [Member] | Enel Américas S.A. [Member] | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 24,836	$ 27,918	$ 30,352
Chile [Member] | Enel Américas S.A. [Member] | Yankee Bonos Serie Unica US 600 Millones [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	94.271.00-3	94.271.00-3
Country	E.E.U.U.	EE.UU
Description of currency in which supplementary information is displayed	US$	US$
Effective Interest Rate	4.21%	4.21%
Nominal Interest Rate	4.00%	4.00%
Credit Ratings On Debt Securities Description	No	No
Chile [Member] | Enel Américas S.A. [Member] | Yankee Bonos Serie Unica US 600 Millones [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 4,400	$ 4,400
Chile [Member] | Enel Américas S.A. [Member] | Yankee Bonos Serie Unica US 600 Millones [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 581,818	$ 580,140
Chile [Member] | Enel Américas S.A. [Member] | Yankee Bonds (maturity 2026) [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.	94.271.00-3
Country	E.E.U.U.
Description of currency in which supplementary information is displayed	US$
Effective Interest Rate	7.76%
Nominal Interest Rate	6.60%
Credit Ratings On Debt Securities Description	No
Chile [Member] | Enel Américas S.A. [Member] | Yankee Bonds (maturity 2026) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 5
Chile [Member] | Enel Américas S.A. [Member] | Yankee Bonds (maturity 2026) [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	858
Chile [Member] | Enel Américas S.A. [Member] | Yankee bonos (vencimiento 2026)
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.		94.271.00-3	94.271.00-3
Country		EE.UU	EE.UU
Description of currency in which supplementary information is displayed		US$	US$
Effective Interest Rate		7.76%		7.76%
Nominal Interest Rate		6.60%	6.60%
Credit Ratings On Debt Securities Description		No	No
Chile [Member] | Enel Américas S.A. [Member] | Yankee bonos (vencimiento 2026) | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 5	$ 5
Chile [Member] | Enel Américas S.A. [Member] | Yankee bonos (vencimiento 2026) | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		858	$ 858
Chile [Member] | Enel Américas S.A. [Member] | Yankee bonos (vencimiento 2016) [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID No.			94.271.00-3
Country			EE.UU
Description of currency in which supplementary information is displayed			US$
Effective Interest Rate				7.76%
Nominal Interest Rate			7.40%
Credit Ratings On Debt Securities Description			No
Chile [Member] | Enel Américas S.A. [Member] | Yankee bonos (vencimiento 2016) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			$ 252,830
Chile [Member] | Enel Américas S.A. [Member] | More than 90 Days [Member] | Bonos UF 269 [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	6,458	5,531	4,812
Chile [Member] | Enel Américas S.A. [Member] | More than 90 Days [Member] | Yankee Bonos Serie Unica US 600 Millones [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	4,400	4,400
Chile [Member] | Enel Américas S.A. [Member] | More than 90 Days [Member] | Yankee Bonds (maturity 2026) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	5
Chile [Member] | Enel Américas S.A. [Member] | More than 90 Days [Member] | Yankee bonos (vencimiento 2026) | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		5	5
Chile [Member] | Enel Américas S.A. [Member] | More than 90 Days [Member] | Yankee bonos (vencimiento 2016) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current			252,830
Chile [Member] | Enel Américas S.A. [Member] | One to two years [Member] | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	6,746	5,759	4,994
Chile [Member] | Enel Américas S.A. [Member] | Two to three years [Member] | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	7,134	6,090	5,281
Chile [Member] | Enel Américas S.A. [Member] | Three to four years [Member] | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	7,544	6,441	5,585
Chile [Member] | Enel Américas S.A. [Member] | Four to five years [Member] | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	3,412	6,811	5,906
Chile [Member] | Enel Américas S.A. [Member] | Over five years [Member] | Bonos UF 269 [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		2,817	8,586
Chile [Member] | Enel Américas S.A. [Member] | Over five years [Member] | Yankee Bonos Serie Unica US 600 Millones [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	581,818	580,140
Chile [Member] | Enel Américas S.A. [Member] | Over five years [Member] | Yankee Bonds (maturity 2026) [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current	$ 858
Chile [Member] | Enel Américas S.A. [Member] | Over five years [Member] | Yankee bonos (vencimiento 2026) | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Secured and Unsecured liabilities current and non current		$ 858	$ 858